PREPAID EXPENSE AND OTHER ASSETS (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
PREPAID EXPENSE AND OTHER ASSETS
Funds receivable from external payment network providers		¥ 855,363	¥ 306,758
Prepaid VAT and surcharge tax		162,996	86,767
Tax refund receivable			47,338
Prepaid expense		23,447	10,540
Others		27,184	15,360
Total	$ 164,301	¥ 1,068,990	¥ 466,763